Acquisitions and Dispositions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Hospital	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of hospitals purchased | Hospital		2
Proceeds from sale of business	$ 1,237	$ 2,160	$ 68
Real Estate and Other Investments [Member]
Business Acquisition [Line Items]
Pretax gain (loss) before tax	274	394
Pretax gain (loss) after tax	200	294
Proceeds from sale of business	326	658
Discontinued Operations, Disposed of by Sale [Member]
Business Acquisition [Line Items]
Pretax gain (loss) before tax	1,027
Pretax gain (loss) after tax	527
Proceeds from sale of business	911
Hospitals [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 67
Hospitals [Member] | Southern Georgia [Member]
Business Acquisition [Line Items]
Number of hospitals purchased | Hospital		1
Hospitals [Member] | TENNESSEE
Business Acquisition [Line Items]
Number of hospitals purchased | Hospital		1
Hospitals [Member] | Discontinued Operations, Disposed of by Sale [Member] | Mississippi [Member]
Business Acquisition [Line Items]
Pretax gain (loss) before tax			(7)
Pretax gain (loss) after tax			9
Proceeds from sale of business			68
Hospitals [Member] | Discontinued Operations, Disposed of by Sale [Member] | Southern Georgia [Member]
Business Acquisition [Line Items]
Number of hospitals sold | Hospital		2
Hospitals [Member] | Discontinued Operations, Disposed of by Sale [Member] | GEORGIA
Business Acquisition [Line Items]
Pretax gain (loss) before tax		$ 1,226
Pretax gain (loss) after tax		920
Proceeds from sale of business		$ 1,502
Number of hospitals sold | Hospital		5
Hospitals [Member] | Discontinued Operations, Disposed of by Sale [Member] | Northern Georgia [Member]
Business Acquisition [Line Items]
Number of hospitals sold | Hospital		3
Nonhospital Health Care [Member]
Business Acquisition [Line Items]
Aggregate purchase price	224	$ 114
Fair value of the noncontrolling interest in the acquiree at the acquisition date	72	117
Other [Member]
Business Acquisition [Line Items]
Goodwill	$ 262	1,002	279
Hospital and other nonhospital health care entities [Member]
Business Acquisition [Line Items]
Aggregate purchase price			$ 568
Urgent Care Centers [Member]
Business Acquisition [Line Items]
Aggregate purchase price		594
Home Health and Hospice [Member]
Business Acquisition [Line Items]
Fair value of the noncontrolling interest in the acquiree at the acquisition date		100
Payment to acquire venture providing post acute care services		$ 330
Business acquisition percentage of voting interests acquired		80.00%